Leases (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Leases (Textual)
Lease terms, description	Two to three years.
Right of use assets	$ 1,285,145
Operating lease liabilities	2,100,000
Financing lease liabilities	$ 100,000
Incremental borrowing rate	6.73%
Operating leases weighted average remaining lease term	1 year 6 months 7 days
Financing lease remaining lease term	2 years 5 months 1 day
Rent expenses for operating leases	$ 1,300,000	$ 1,000,000
Financing lease costs	$ 30,000